787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

December 28, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	AQR Funds
File Nos. 333-153445 and 811-22235
Post-Effective Amendment No. 8

Ladies and Gentlemen:

On behalf of the AQR Managed Futures Strategy Fund (the “Fund”), a series of the AQR Funds (the “Trust”), we herewith transmit for filing, under the Securities Act of 1933, as amended (the “Securities Act” ) and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 8 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that it become effective immediately upon filing. We have reviewed the Amendment and represent that it does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

The Amendment is also being filed in order to respond to the additional telephonic comment provided by Laura E. Hatch of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) on Wednesday, December 16, 2009, regarding Post-Effective Amendment No. 6 to the Fund’s Registration Statement filed with the Commission on October 14, 2009. The Staff’s comment is described below and has been summarized to the best of our understanding. We have discussed the Staff’s comment with representatives of the Fund. The Fund’s response to the Staff’s comment is set out immediately under the restated comment. Unless otherwise indicated, defined terms used herein have the meanings set forth in the Registration Statement.

Comment 1	The Staff disagrees that the Subsidiary’s Board is not required to be signatories to the Fund’s post-effective amendments. Please confirm that the Subsidiary’s Board will be signatories to the Fund’s post-effective amendments.

Response	The Board of Directors of the Subsidiary will be signatories to the Fund’s post-effective amendments.

* * * * * * * * * *

The Fund acknowledges that it is responsible for the adequacy and accuracy of the disclosure in its documents, acknowledges that the Commission is not foreclosed by its comment process from taking any action

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December 28, 2009

with respect to the Fund’s documents, and represents that it will not assert the Commission’s comment process as a defense in any securities-related litigation brought against the Fund.

Please do not hesitate to contact me at (212) 728-8681 if you have comments or if you require additional information regarding the Fund’s Registration Statement.

Respectfully submitted,

/s/ Jack D. Cohen

Jack D. Cohen

cc:	Rose F. DiMartino, Esq.

Brendan R. Kalb, Esq.

Nicole DonVito, Esq.